INVENTORIES (TABLES)	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consisted of the following:

	As of March 31,
	2015	2016
	$	$

Raw materials	1,012	774
Work in progress	141	29
Finished goods	928	622
	2,081	1,425